FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total Level 3 liabilities	$ 491,632		$ 415,001
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total Level 3 liabilities	19,197		$ 19,415
Net gains / losses that is included in comprehensive income	(200)	$ 200
Net gains / losses recognized in the Income statement	(300)	100
Net gains / losses recognized in the Statement of comprehensive income	100	100
Level 3 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	0
Balance at the end of period	0
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	5,000	4,100
Total gains / losses included in comprehensive income - Net gains / losses included in income	700	200
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	600	200
Purchases	0	0
Sales	(0)	(0)
Issuances	1,400	1,200
Settlements	(1,500)	(1,000)
Transfers into Level 3	300	100
Transfers out of Level 3	(500)	(600)
Foreign currency translation	0	100
Balance at the end of period	5,400	4,100
Level 3 | Derivative financial instruments | of which: Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	300	300
Total gains / losses included in comprehensive income - Net gains / losses included in income	200	100
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	100
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(200)	(100)
Transfers into Level 3	0	0
Transfers out of Level 3	(100)	(0)
Foreign currency translation	0	0
Balance at the end of period	300	300
Level 3 | Derivative financial instruments | of which: Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	4,200	3,100
Total gains / losses included in comprehensive income - Net gains / losses included in income	500	200
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	500	200
Purchases	0	0
Sales	(0)	(0)
Issuances	1,100	1,100
Settlements	(1,300)	(600)
Transfers into Level 3	200	100
Transfers out of Level 3	(400)	(500)
Foreign currency translation	0	100
Balance at the end of period	4,400	3,500
Level 3 | Derivative financial instruments | of which: Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	300	400
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	200	100
Settlements	(0)	(200)
Transfers into Level 3	100	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	500	200
Level 3 | Derivative financial instruments | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	0	100
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	0	0
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	11,100	11,800
Total gains / losses included in comprehensive income - Net gains / losses included in income	400	300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	300	300
Purchases	0	0
Sales	(0)	(0)
Issuances	3,700	2,600
Settlements	(2,300)	(1,700)
Transfers into Level 3	600	800
Transfers out of Level 3	(2,400)	(2,900)
Foreign currency translation	(100)	500
Balance at the end of period	10,900	11,400
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	3,200	4,300
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	300	400
Settlements	(600)	(800)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	100
Balance at the end of period	$ 2,900	$ 3,800